Income Taxes - Unrecognized Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Unused tax credits [member]
IFRS Statement [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 1,560	$ 1,560
Unused operating loss carryforwards-statutory tax [Member]
IFRS Statement [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	241,371	224,566
Unused operating loss carryforwards-undistributed [Member]
IFRS Statement [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	261,659	229,177
Others [member]
IFRS Statement [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	29,897	27,333
Total [Member]
IFRS Statement [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 534,487	$ 482,636